INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,062	$ 966	$ 964
Trademarks | Center Parcs UK
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 903	$ 859